Note 17 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					Minimum Capital
			Minimum Capital		Requirement to be
			Requirement to be		Adequately
	Actual		Well Capitalized		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2022
Citizens Holding Company
Tier 1 leverage ratio	$108,756	7.96%	$68,352	5.00%	$54,682	4.00%
Common Equity tier 1 capital ratio	108,756	13.19%	88,858	6.50%	61,517	4.50%
Tier 1 risk-based capital ratio	108,756	13.19%	65,951	8.00%	49,463	6.00%
Total risk-based capital ratio	114,020	13.83%	82,438	10.00%	65,951	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$126,105	9.23%	$68,333	5.00%	$54,667	4.00%
Common Equity tier 1 capital ratio	126,105	15.34%	88,833	6.50%	61,500	4.50%
Tier 1 risk-based capital ratio	126,105	15.34%	65,759	8.00%	49,320	6.00%
Total risk-based capital ratio	131,370	15.98%	82,199	10.00%	65,759	8.00%

December 31, 2021
Citizens Holding Company
Tier 1 leverage ratio	$104,181	7.80%	$66,789	5.00%	$53,431	4.00%
Common Equity tier 1 capital ratio	104,181	13.16%	86,826	6.50%	60,110	4.50%
Tier 1 risk-based capital ratio	104,181	13.16%	63,322	8.00%	47,492	6.00%
Total risk-based capital ratio	108,694	13.73%	79,153	10.00%	63,322	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$121,421	9.09%	$66,776	5.00%	$53,421	4.00%
Common Equity tier 1 capital ratio	121,421	15.34%	86,808	6.50%	60,098	4.50%
Tier 1 risk-based capital ratio	121,421	15.34%	63,314	8.00%	47,486	6.00%
Total risk-based capital ratio	125,934	15.91%	79,143	10.00%	63,314	8.00%